STOCKHOLDERS' EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 14. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

At June 30, 2021, the Company had 20 billion shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote. As of June 30, 2021, the Company had 18,345,583,473 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock through June 30, 2021.

Preferred Stock

At June 30, 2021, the Company had 25,000,000 shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors.

The following table summarizes the designations, shares authorized, and shares outstanding for the Company's Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	3,800
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Series A Preferred Stock

Refer to Note 12 for Series A Preferred Stock activity.

Series 1A Preferred Stock

Refer to Note 13 for Series 1A Preferred Stock activity.

Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, or K during the three and six months ended June 30, 2021 and 2020.

NOTE 16. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

At December 31, 2020, the Company had 20.0 billion shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote. As of December 31, 2020, the Company had 18,102,583,473 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock through December 31, 2020.

Preferred Stock

At December 31, 2020, the Company had 25,000,000 shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors.  The following table summarizes the designations, shares authorized, and shares outstanding for the Company's Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	1,300
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Series A Preferred Stock

Refer to Note 14 for Series A Preferred Stock activity.

Series 1A Preferred Stock

Refer to Note 14 for Series 1A Preferred Stock activity.

Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series B-1, B-2, C, D, D-1, E, G, H, I, J, J-1, or K during the years ended December 31, 2020 and 2019.